UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: American Economic Planning Group
      25 Independence Boulevard  Suite 102
      Warren, NJ   07059


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven Kaye
Title: Chief Compliance Officer
Phone: 908-821-9797

Signature, Place, and Date of Signing:

  Steven Kaye              Warren, New Jersey        November 30, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                            SignatureFD, LLC
                           Form 13F Information Table




                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     None
                                                  -----------------------

Form 13F Information Table Entry Total:                152

                                                  -----------------------

Form 13F Information Table Value Total:
                                                    300995  (x1000)
                                                  -----------------------


List of Other Included Managers:







        COLUMN 1                  COLUMN 2        COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8
          NAME                     TITLE           CUSIP        VALUE    SHRS  OR SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
        OF ISSUER                 OF CLASS                    (x$1000)  PRN AMT PRN CALL   DISCRETION  MANAGER    SOLE  SH    NONE
----------------------------------------------------------------------------------------------------------------------------------

3M Company                          COM           88579Y101       29     313SH                 SOLE                            313
Abbott Laboratories                 COM           002824100      166    2426SH                 SOLE                           2426
Altera Corporation                  COM           021441100       36    1046SH                 SOLE                           1046
Amazon Com Inc                      COM           023135106       76     300SH                 SOLE                            300
American Cap Mtg Invt Corp Com      COM           02504A104       45    1800SH                 SOLE                           1800
American Elec Pwr Coinc             COM           025537101       14     314SH                 SOLE                            314
American Express Co                 COM           025816109       36     635SH                 SOLE                            635
Amerisourcebergen Corp              COM           03073E105       38     991SH                 SOLE                            991
Amgen Inc                           COM           031162100       29     349SH                 SOLE                            349
Anadarko Petroleum Corp             COM           032511107       23     328SH                 SOLE                            328
Apache Corp                         COM           037411105       21     244SH                 SOLE                            244
Apple Computer Inc                  COM           037833100      262     393SH                 SOLE                            393
Applied Materials Inc               COM           038222105       17    1563SH                 SOLE                           1563
AT&T Inc                            COM           00206R102      165    4376SH                 SOLE                           4376
Baidu com Inc                       COM           056752108       66     565SH                 SOLE                            565
Bank of America Corp                COM           060505104       26    2948SH                 SOLE                           2948
Boeing Co                           COM           097023105       33     476SH                 SOLE                            476
BP P L C  Sponsored ADR             SPON ADR      055622104       11     264SH                 SOLE                            264
Broadcom Corp                       COM           111320107       10     300SH                 SOLE                            300
C V S Corp                          COM           126650100       28     582SH                 SOLE                            582
Caterpillar Inc                     COM           149123101       37     435SH                 SOLE                            435
CBS Corporation Cl B New            COM           124857202       32     882SH                 SOLE                            882
Celgene Corp                        COM           151020104       26     343SH                 SOLE                            343
Chevrontexaco Corp                  COM           166764100       80     689SH                 SOLE                            689
Chubb Corp.                         COM           171232101      103    1355SH                 SOLE                           1355
Cisco Systems Inc                   COM           17275R102       45    2347SH                 SOLE                           2347
Citigroup Inc                       COM           172967424       43    1313SH                 SOLE                           1313
Clorox Co Del                       COM           189054109       15     210SH                 SOLE                            210
Coca Cola Co                        COM           191216100      146    3856SH                 SOLE                           3856
Columbia Labs Inc                   COM           197779101       11   10729SH                 SOLE                          10729
Comcast Corp New Cl A               COM           20030N101       51    1415SH                 SOLE                           1415
Conocophillips                      COM           20825C104       57     992SH                 SOLE                            992
Consolidated Edison Co of NY        COM           209115104       14     235SH                 SOLE                            235
Corning Inc                         COM           219350105       15    1104SH                 SOLE                           1104
Costco Whsl Corp                    COM           22160K105       38     377SH                 SOLE                            377
Deere & Co                          COM           244199105       37     453SH                 SOLE                            453
Dell Inc                            COM           24702R101       13    1281SH                 SOLE                           1281
Devon Energy Corp New               COM           25179M103       20     329SH                 SOLE                            329
Discover Financial Services         COM           254709108       45    1131SH                 SOLE                           1131
E I Du Pont de Nemours & Co         COM           263534109       32     633SH                 SOLE                            633
Ebay Inc                            COM           278642103       40     832SH                 SOLE                            832
Edwards Lifesciences Corp           COM           28176E108       25     234SH                 SOLE                            234
EMC Corp                            COM           268648102       34    1261SH                 SOLE                           1261
Emerson Electric Co                 COM           291011104       33     684SH                 SOLE                            684
Entergy Corp New                    COM           29364G103       19     268SH                 SOLE                            268
Exelon Corp.                        COM           30161N101       19     534SH                 SOLE                            534
Express Scripts Inc                 COM           30219G108       26     413SH                 SOLE                            413
Exxon Mobil Corp                    COM           30231G102     1042   11392SH                 SOLE                          11392
Firstenergy Corp                    COM           337932107       19     421SH                 SOLE                            421
Fluor Corp New                      COM           343412102       22     399SH                 SOLE                            399
Ford Motor Company                  COM           345370860       79    8014SH                 SOLE                           8014
Freeport Mcmoran Cppr&Gold Cl A     COM           35671D857       13     324SH                 SOLE                            324
General Dynamics                    COM           369550108       22     336SH                 SOLE                            336
General Electric Corp               COM           369604103      201    8838SH                 SOLE                           8838
Goldman Sachs Group Inc             COM           38141G104       20     176SH                 SOLE                            176
Google Inc Cl A                     COM           38259P508       67      89SH                 SOLE                             89
Guggenheim Blt 2013 Etf             GUG BL 2013   18383M449       10     385SH                 SOLE                            385
Guggenheim Blt 2014 Etf             GUG BL 2014   18383M431      130    4942SH                 SOLE                           4942
Guggenheim Blt 2015 Etf             GUG BL 2015   18383M423      131    4986SH                 SOLE                           4986
Guggenheim Exch Trd Fd              GUG CRP 2017  18383M548      216    9459SH                 SOLE                           9459
Guggenheim Exch Trd Fd              GUG CRP 2016  18383M555      214    9613SH                 SOLE                           9613
Guggenheim Exch Trd Fd              GUG CRP 2015  18383M563      213    9749SH                 SOLE                           9749
Guggenheim Exch Trd Fd              GUG CRP 2014  18383M571      211    9919SH                 SOLE                           9919
Guggenheim Exch Trd Fd              GUG CRP 2013  18383M589      188    9001SH                 SOLE                           9001
H&R Block Inc                       COM           093671105       59    3000SH                 SOLE                           3000
Halliburton Co                      COM           406216101       24     702SH                 SOLE                            702
Hatteras Financial Corp             COM           41902R103       71    2531SH                 SOLE                           2531
Hewlett Packard Co                  COM           428236103       15     876SH                 SOLE                            876
Home Depot Inc                      COM           437076102       46     761SH                 SOLE                            761
Honeywell Intl Inc                  COM           438516106       32     529SH                 SOLE                            529
Hospira                             COM           441060100       14     437SH                 SOLE                            437
Intel Corp                          COM           458140100       56    2478SH                 SOLE                           2478
Internatl Business Machines Corp    COM           459200101      105     505SH                 SOLE                            505
iShares Barclays Sh Treas Bd ETF    BARCLYS TREA  464288679       20     186SH                 SOLE                            186
iShares Dow Jones Sel Divid ETF     DJ SEL DIV    464287168       52     893SH                 SOLE                            893
iShares High Dividend Equity ETF    HGH DIV EQT   46429B663    17942  294466SH                 SOLE                         294466
iShares MSCI ACWI Index ETF         MSCI ACWI IDX 464288257      896   19187SH                 SOLE                          19187
iShares MSCI EAFE Index ETF         MSCI EAFE IDX 464287465    23254  438762SH                 SOLE                         438762
iShares MSCI EAFE Sm Cap Idx ETF    MSCI SM CAP   464288273     3636   93956SH                 SOLE                          93956
iShares S&P 100 Index ETF           S&P100 IDX    464287101       27     409SH                 SOLE                            409
Ishares Silver TRUST                ISHARES       46428Q109       67    2011SH                 SOLE                           2011
Jabil Circuit Inc                   COM           466313103       19    1000SH                 SOLE                           1000
Johnson & Johnson                   COM           478160104     1327   19261SH                 SOLE                          19261
Johnson Controls Inc                COM           478366107       16     595SH                 SOLE                            595
JPMorgan Chase & Co                 COM           46625H100      238    5879SH                 SOLE                           5879
Kraft Foods Inc                     Com           50075N104       37     900SH                 SOLE                            900
Kroger Co                           COM           501044101       21     897SH                 SOLE                            897
Leucadia National Corp              COM           527288104       35    1560SH                 SOLE                           1560
Lilly Eli & Co                      COM           532457108      136    2874SH                 SOLE                           2874
Lockheed Martin Corp                COM           539830109       26     280SH                 SOLE                            280
Lowes Cos Inc                       COM           548661107       26     866SH                 SOLE                            866
McDonalds Corp                      COM           580135101       45     495SH                 SOLE                            495
Mckesson Hboc Inc                   COM           58155Q103       28     326SH                 SOLE                            326
Medtronic Inc                       COM           585055106       26     605SH                 SOLE                            605
Merck & Co Inc                      COM           58933Y105      387    8574SH                 SOLE                           8574
Metlife Inc                         COM           59156R108       26     757SH                 SOLE                            757
Microsoft Corp                      COM           594918104      125    4191SH                 SOLE                           4191
Monsanto Corp                       COM           61166W101       27     300SH                 SOLE                            300
Morgan Stanley                      COM           617446448       58    3460SH                 SOLE                           3460
Newbridge Networks Corp             COM           650901101       17     500SH                 SOLE                            500
News Ltd Cp ADR Pfd F1 ADR Rep 4    CL A          65248E104       36    1469SH                 SOLE                           1469
Nike Inc Class B                    COM           654106103       41     432SH                 SOLE                            432
Nucor Corp                          COM           670346105      126    3298SH                 SOLE                           3298
Occidental Pete Corp                COM           674599105       34     391SH                 SOLE                            391
Oracle Corp                         COM           68389X105       45    1426SH                 SOLE                           1426
Paccar Inc                          COM           693718108       19     462SH                 SOLE                            462
Pacific Gulf Properties             COM           70959W103       25     816SH                 SOLE                            816
Pepsico Inc                         COM           713448108       44     628SH                 SOLE                            628
Pfizer Inc                          COM           717081103      106    4251SH                 SOLE                           4251
Philip Morris Intl Inc              COM           718172109       65     728SH                 SOLE                            728
Posco ADR F                         SPON ADR      693483109       10     125SH                 SOLE                            125
Procter & Gamble Co                 COM           742718109      626    9020SH                 SOLE                           9020
Public Serv Enterprise Grp Inc      COM           744573106      127    3957SH                 SOLE                           3957
Qualcomm Inc                        COM           747525103       45     716SH                 SOLE                            716
Safeway Inc                         COM           786514208       15     907SH                 SOLE                            907
Schlumberger Ltd                    COM           806857108       57     781SH                 SOLE                            781
Schwab Charles Corp New             COM           808513105      177   13836SH                 SOLE                          13836
Smithkline Glaxowellcome PLC ADR    SPON ADR      37733W105       27     581SH                 SOLE                            581
SPDR Barclays Cap 1-3 M T-Bill ETF  BRCLYS 1-3T   78464A680    51626 1126961SH                 SOLE                        1126961
SPDR Gold Trust ETF                 GOLD SHS      78463V107    17303  100662SH                 SOLE                         100662
State Street Corp                   COM           857477103       14     323SH                 SOLE                            323
Target Corporation                  COM           87612E106       28     446SH                 SOLE                            446
Texas Instruments Inc               COM           882508104       23     836SH                 SOLE                            836
Thermo Electron Corp                COM           883556102       23     393SH                 SOLE                            393
Time Warner Inc New                 COM           887317303       39     854SH                 SOLE                            854
Transcanada Corp Com                COM           89353D107       12     271SH                 SOLE                            271
Travelers Inc                       COM           89417E109       94    1372SH                 SOLE                           1372
Union Pacific Corp                  COM           907818108       40     335SH                 SOLE                            335
United Healthgroup Inc              COM           91324P102       41     743SH                 SOLE                            743
United Parcel Services Inc          COM           911312106       35     487SH                 SOLE                            487
United Technologies Corp.           COM           913017109       36     454SH                 SOLE                            454
US Bancorp Del New                  COM           902973304       30     882SH                 SOLE                            882
Valley National Bancorp             COM           919794107      157   15715SH                 SOLE                          15715
Vanguard Bond Index Fund            TOT BND MKT   921937835    77642  911823SH                 SOLE                         911823
Vanguard Extended Mkt Idx ETF       EXT MKT       922908652      950   15957SH                 SOLE                          15957
Vanguard Interme Term Corp Bd ETF   INTTERM CORP  92206C870      102    1163SH                 SOLE                           1163
Vanguard Sht Term Corp Bd ETF       SHTERM CORP   92206C409      101    1260SH                 SOLE                           1260
Vanguard Sht-Term Bd ETF            SHTERM BD     921937827       66     815SH                 SOLE                            815
Vanguard Tot Internatl Stk ETF      INTL STK IDX  921909768    32889  743919SH                 SOLE                         743919
Vanguard Total Stock Market ETF     TOT STK MKT   922908769    63379  860547SH                 SOLE                         860547
Vanguard Total Stock Market ETF     TOT STK MKT   922908769      291    3950SH                 SOLE                           3950
Verisign Inc                        COM           92343E102       53    1090SH                 SOLE                           1090
Verizon Communications              COM           92343V104       90    1966SH                 SOLE                           1966
Viacom Inc Class B New              COM           92553P201       44     812SH                 SOLE                            812
Walgreen Co                         COM           931422109       20     562SH                 SOLE                            562
Wal-Mart Stores Inc                 COM           931142103       38     516SH                 SOLE                            516
Walt Disney Co Holding Co           COM           254687106       66    1257SH                 SOLE                           1257
Wellpoint Inc                       COM           94973V107       22     376SH                 SOLE                            376
Wells Fargo & Co New                COM           949746101       51    1466SH                 SOLE                           1466
Yahoo Inc                           COM           984332106       29    1797SH                 SOLE                           1797
Yum Brands Inc                      COM           988498101       40     604SH                 SOLE                            604
Zimmer Holdings Inc                 COM           98956P102       71    1050SH                 SOLE                           1050
